UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2016

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments:

Putnam Multi-Cap Value Fund

The fund's portfolio
1/31/16 (Unaudited)

COMMON STOCKS (93.6%)(a)
	Shares	Value

Aerospace and defense (6.6%)

Honeywell International, Inc.	73,500	$7,585,200

L-3 Communications Holdings, Inc.	82,600	9,650,984

Northrop Grumman Corp.	28,400	5,255,704

Orbital ATK, Inc.	27,500	2,481,325

		24,973,213
Airlines (0.5%)

American Airlines Group, Inc.	45,500	1,774,045

		1,774,045
Banks (10.0%)

BankUnited, Inc.	85,541	2,882,732

BNC Bancorp	104,700	2,431,134

Citigroup, Inc.	122,700	5,224,566

Fifth Third Bancorp	100,400	1,586,320

First Republic Bank	102,300	6,956,400

JPMorgan Chase & Co.	138,600	8,246,700

Old National Bancorp(S)	154,600	1,904,672

PacWest Bancorp	113,900	4,181,269

Regions Financial Corp.	550,600	4,470,872

		37,884,665
Beverages (2.3%)

Coca-Cola Enterprises, Inc.	108,714	5,046,504

Molson Coors Brewing Co. Class B	41,500	3,754,920

		8,801,424
Capital markets (0.9%)

E*Trade Financial Corp.(NON)	150,900	3,555,204

		3,555,204
Chemicals (3.6%)

Axiall Corp.	285,500	5,119,015

CF Industries Holdings, Inc.	51,700	1,551,000

Dow Chemical Co. (The)	139,800	5,871,600

Sherwin-Williams Co. (The)	4,600	1,176,082

		13,717,697
Commercial services and supplies (1.9%)

Deluxe Corp.	49,800	2,783,820

Tyco International PLC	125,020	4,299,438

		7,083,258
Containers and packaging (5.0%)

Packaging Corp. of America	40,100	2,038,283

Sealed Air Corp.	98,400	3,988,152

Silgan Holdings, Inc.	248,542	13,140,416

		19,166,851
Diversified telecommunication services (1.5%)

Frontier Communications Corp.(S)	1,281,600	5,831,280

		5,831,280
Electric utilities (2.3%)

Edison International	35,800	2,212,440

Entergy Corp.	30,025	2,119,165

FirstEnergy Corp.	130,100	4,301,106

		8,632,711
Electrical equipment (1.9%)

AMETEK, Inc.	153,475	7,220,999

		7,220,999
Energy equipment and services (1.4%)

Halliburton Co.	125,000	3,973,750

Weatherford International PLC(NON)	180,800	1,218,592

		5,192,342
Food products (2.9%)

JM Smucker Co. (The)	48,500	6,223,520

Pinnacle Foods, Inc.	114,096	4,893,577

		11,117,097
Health-care equipment and supplies (5.5%)

Alere, Inc.(NON)	202,075	7,517,190

Boston Scientific Corp.(NON)	417,800	7,324,034

C.R. Bard, Inc.	25,700	4,710,039

OraSure Technologies, Inc.(NON)(S)	222,791	1,218,667

		20,769,930
Health-care providers and services (1.3%)

MEDNAX, Inc.(NON)	71,400	4,959,444

		4,959,444
Hotels, restaurants, and leisure (2.8%)

Marriott International, Inc./MD Class A	57,300	3,511,344

Wynn Resorts, Ltd.(S)	107,200	7,218,848

		10,730,192
Independent power and renewable electricity producers (1.4%)

NRG Energy, Inc.	497,700	5,295,528

		5,295,528
Insurance (4.8%)

American International Group, Inc.	102,700	5,800,496

Assured Guaranty, Ltd.	47,300	1,124,794

Hanover Insurance Group, Inc. (The)	40,300	3,284,047

Hartford Financial Services Group, Inc. (The)	203,234	8,165,942

		18,375,279
IT Services (3.4%)

Computer Sciences Corp.	134,400	4,310,208

CSRA, Inc.	64,100	1,716,598

Fidelity National Information Services, Inc.	114,000	6,809,220

		12,836,026
Leisure products (0.9%)

Vista Outdoor, Inc.(NON)	74,700	3,601,287

		3,601,287
Life sciences tools and services (1.1%)

Agilent Technologies, Inc.	115,100	4,333,515

		4,333,515
Machinery (2.9%)

Snap-On, Inc.	58,200	9,402,792

Wabtec Corp.	28,628	1,830,761

		11,233,553
Media (0.8%)

Regal Entertainment Group Class A(S)	177,360	3,059,460

		3,059,460
Multi-utilities (1.0%)

Ameren Corp.	83,400	3,746,328

		3,746,328
Oil, gas, and consumable fuels (3.9%)

Apache Corp.	81,400	3,462,756

EOG Resources, Inc.	76,100	5,404,622

Gulfport Energy Corp.(NON)	99,400	2,937,270

Scorpio Tankers, Inc.	153,200	934,520

Whiting Petroleum Corp.(NON)	292,400	2,149,140

		14,888,308
Personal products (4.7%)

Avon Products, Inc.(S)	2,155,933	7,308,613

Coty, Inc. Class A	246,400	6,063,904

Edgewell Personal Care Co.	60,300	4,462,803

		17,835,320
Pharmaceuticals (3.3%)

Allergan PLC(NON)	19,100	5,432,613

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	116,400	7,156,270

		12,588,883
Real estate investment trusts (REITs) (1.8%)

American Tower Corp.	7,145	674,059

Host Hotels & Resorts, Inc.	126,600	1,753,410

NorthStar Realty Finance Corp.	374,050	4,439,974

		6,867,443
Real estate management and development (0.8%)

RE/MAX Holdings, Inc. Class A	85,516	2,977,667

		2,977,667
Road and rail (4.3%)

Genesee & Wyoming, Inc. Class A(NON)	111,800	5,543,044

Union Pacific Corp.	152,700	10,994,400

		16,537,444
Semiconductors and semiconductor equipment (0.7%)

ON Semiconductor Corp.(NON)	293,300	2,510,648

		2,510,648
Software (0.5%)

Xura, Inc.(NON)	80,900	1,736,114

		1,736,114
Specialty retail (4.2%)

Advance Auto Parts, Inc.	29,200	4,439,860

GNC Holdings, Inc. Class A	73,900	2,069,939

Michaels Cos., Inc. (The)(NON)	157,253	3,428,115

TJX Cos., Inc. (The)	82,600	5,884,424

		15,822,338
Technology hardware, storage, and peripherals (1.1%)

HP, Inc.	437,400	4,247,154

		4,247,154
Textiles, apparel, and luxury goods (1.6%)

Hanesbrands, Inc.	154,900	4,735,293

Ralph Lauren Corp.	10,500	1,181,250

		5,916,543

Total common stocks (cost $338,938,061)		$355,819,190

CONVERTIBLE PREFERRED STOCKS (1.9%)(a)
	Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.	7,451	$7,065,709

Total convertible preferred stocks (cost $7,628,525)		$7,065,709

SHORT-TERM INVESTMENTS (11.6%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.53%(d)	16,528,265	$16,528,265

Putnam Short Term Investment Fund 0.39%(AFF)	27,718,617	27,718,617

Total short-term investments (cost $44,246,882)		$44,246,882

TOTAL INVESTMENTS

Total investments (cost $390,813,468)(b)		$407,131,781

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2015 through January 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $379,952,501.
(b)	The aggregate identified cost on a tax basis is $391,345,207, resulting in gross unrealized appreciation and depreciation of $54,979,773 and $39,193,199, respectively, or net unrealized appreciation of $15,786,574.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$16,509,353	$135,756,929	$124,547,665	$20,966	$27,718,617
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $16,528,265, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $16,677,694.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$39,129,820	$—	$—
Consumer staples	37,753,841	—	—
Energy	20,080,650	—	—
Financials	69,660,258	—	—
Health care	42,651,772	—	—
Industrials	68,822,512	—	—
Information technology	21,329,942	—	—
Materials	32,884,548	—	—
Telecommunication services	5,831,280	—	—
Utilities	17,674,567	—	—
Total common stocks	355,819,190	—	—
Convertible preferred stocks	$—	$7,065,709	$—
Short-term investments	27,718,617	16,528,265	—

Totals by level	$383,537,807	$23,593,974	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 25, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 25, 2016